UBS Global Sustainable Equity Fund
UBS Global Sustainable Equity Fund
Investment objective
The Fund seeks to maximize total return, consisting of capital appreciation and current income by investing primarily in the equity securities of non-US issuers.
Fees and expenses

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a sales charge waiver or discount if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts and waivers, as well as eligibility requirements for each share class, is available from your financial advisor and in "Managing your fund account" on page 51 of the Fund's prospectus and in "Reduced sales charges, additional purchase, exchange and redemption information and other services" on page 113 of the Fund's statement of additional information ("SAI").

Shareholder fees (fees paid directly from your investment)
Shareholder Fees UBS Global Sustainable Equity Fund	CLASS A		CLASS C	CLASS Y
Maximum front-end sales charge (load) imposed on purchases (as a % of offering price)	5.50%		none	none
Maximum contingent deferred sales charge (load) (CDSC) (as a % of purchase or sales price, whichever is less)	none	[1]	1.00%	none
Redemption fee (as a % of amount redeemed within 90 days of purchase, if applicable)	1.00%		1.00%	1.00%
[1]	Purchases of $1 million or more that were not subject to a front-end sales charge are subject to a 1% CDSC if sold within one year of the purchase date.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses UBS Global Sustainable Equity Fund		CLASS A	CLASS C	CLASS Y
Management fees		0.80%	0.80%	0.80%
Distribution and/or service (12b-1) fees		0.25%	1.00%	none
Other expenses	[1]	1.60%	1.60%	1.60%
Total annual fund operating expenses		2.65%	3.40%	2.40%
Less management fee waiver/expense reimbursements		1.40%	1.40%	1.40%
Total annual fund operating expenses after management fee waiver/expense reimbursements	[2]	1.25%	2.00%	1.00%
[1]	"Other expenses" include "Acquired fund fees and expenses," which were less than 0.01% of the average net assets of the Fund.
[2]	UBS Global Asset Management (Americas) Inc., the Fund's investment advisor ("UBS Global AM (Americas)" or the "Advisor"), has agreed irrevocably to waive its fees and reimburse certain expenses (excluding expenses incurred through investment in other investment companies, interest, taxes, brokerage commissions and extraordinary expenses) so that the Fund's ordinary operating expenses (excluding expenses incurred through investment in other investment companies, interest, taxes, brokerage commissions and extraordinary expenses) do not exceed 1.25% for Class A shares, 2.00% for Class C shares and 1.00% for Class Y shares. This fee waiver and expense arrangement may only be amended or terminated by shareholders.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The costs described in the example reflect the expenses of the Fund that would result from the irrevocable fee waiver and expense reimbursement for all years. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example UBS Global Sustainable Equity Fund (USD $)	1 year	3 years	5 years	10 years
CLASS A	670	925	1,199	1,978
CLASS C	303	627	1,078	2,327
CLASS Y	102	318	552	1,225

Expense Example No Redemption (USD $)	1 year	3 years	5 years	10 years
UBS Global Sustainable Equity Fund CLASS C	203	627	1,078	2,327

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 41% of the average value of its portfolio.

Principal strategies

Principal investments

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in equity securities. Investments in equity securities may include, but are not limited to, dividend-paying securities, common stock and preferred stock of issuers located throughout the world. Under normal market conditions, the Fund invests primarily (at least 65% of its total assets) in companies organized or having their principal place of business outside the United States or doing a substantial amount of business outside the United States. Up to 35% of the Fund's assets may be invested in U.S. equity securities. The Fund may invest in issuers from both developed and emerging markets. The Advisor, on behalf of the Fund, intends to diversify broadly among countries, but reserves the right to invest a substantial portion of the Fund's assets in one or more countries if economic and business conditions warrant such investments. The Fund may invest in stocks of companies of any size.

The Fund may, but is not required to, use exchange-traded or over-the-counter ("OTC") derivative instruments for risk management purposes or as part of the Fund's investment strategies. The derivatives in which the Fund may invest include futures, forward currency agreements and equity participation notes. All of these derivatives may be used for risk management purposes to manage or adjust the risk profile of the Fund. Futures on currencies and forward currency agreements may also be used to hedge against a specific currency. In addition, all of the derivative instruments listed above may be used for investment (non-hedging) purposes to earn income; to enhance returns; to replace more traditional direct investments (except for forward currency agreements); or to obtain exposure to certain markets (except for forward currency agreements). The Fund also may use futures contracts on equity securities and indices to gain market exposure on its uninvested cash.

Management process

The Advisor's investment decisions are based upon price/value discrepancies as identified by the Advisor's fundamental valuation process.

In selecting securities for the portion of the Fund that is managed according to the Advisor's fundamental valuation process, the Advisor focuses on, among other things, identifying discrepancies between a security's fundamental value and its market price. In this context, the fundamental value of a given security is the Advisor's assessment of what a security is worth. The Advisor will select a security whose fundamental value it estimates to be greater than its market value at any given time. For each stock under analysis, the Advisor bases its estimates of value upon country, economic, industry and company analysis, as well as upon a company's management team, competitive advantage and core competencies. The Advisor then compares its assessment of a security's value against the prevailing market prices, with the aim of constructing a portfolio of stocks across industries and countries with attractive relative price/value characteristics.

The Advisor will employ both a positive and negative screening process with regard to securities selection for the Fund. The negative screening process will exclude securities with more than 5% of sales in alcohol, tobacco, defense, nuclear, GMO (Genetically Modified Organisms), water bottles, gambling and pornography from the Fund's portfolio. We believe that this negative screen reduces the global universe by about 7% by market capitalization and we do not expect it to have a material impact on portfolio construction or strategy. The positive screening process will identify securities of companies that are fundamentally attractive and that have superior valuation characteristics. In addition, the positive screening process will also include material, fundamental sustainability factors that we believe confirm the fundamental investment case and can enhance the ability to make good investment decisions. The sustainability factors are material extra-financial factors that evaluate the environmental, social and governance performance of companies that along with more traditional financial analytics identify companies that the Advisor believes will provide sustained, long-term value.

Main risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. You may lose money by investing in the Fund. An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Below are some of the specific risks of investing in the Fund.

Market risk: The market value of the Fund's investments may fluctuate, sometimes rapidly or unpredictably, as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry, or sector of the economy, or it may affect the market as a whole.

Foreign investing risk: The value of the Fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad and due to decreases in foreign currency values relative to the US dollar. Also, foreign securities are sometimes less liquid and more difficult to sell and to value than securities of US issuers. These risks are greater for investments in emerging market issuers. In addition, investments in emerging market issuers may decline in value because of unfavorable foreign government actions, greater risks of political instability or the absence of accurate information about emerging market issuers.

Management risk: The risk that the investment strategies, techniques and risk analyses employed by the Advisor may not produce the desired results.

Limited capitalization risk: The risk that securities of smaller capitalization companies tend to be more volatile and less liquid than securities of larger capitalization companies. This can have a disproportionate effect on the market price of smaller capitalization companies and affect the Fund's ability to purchase or sell these securities. In general, smaller capitalization companies are more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Derivatives risk: The value of "derivatives"—so called because their value "derives" from the value of an underlying asset, reference rate or index—may rise or fall more rapidly than other investments. When using derivatives for non-hedging purposes, it is possible for the Fund to lose more than the amount it invested in the derivative. The risks of investing in derivative instruments also include market risk, management risk and counterparty risk (which is the risk that a counterparty to a derivative contract is unable or unwilling to meet its financial obligations). In addition, non-exchange traded derivatives may be subject to liquidity risk, credit risk and mispricing or valuation complexity. These derivatives risks are different from, and may be greater than, the risks associated with investing directly in securities and other instruments.

Leverage risk associated with financial instruments: The use of financial instruments to increase potential returns, including derivatives used for investment (non-hedging) purposes, may cause the Fund to be more volatile than if it had not been leveraged. The use of leverage may also accelerate the velocity of losses and can result in losses to the Fund that exceed the amount originally invested.

Performance Risk/return bar chart and table

The performance information that follows shows the Fund's performance information in a bar chart and an average annual total returns table. The information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns compare with those of a broad measure of market performance. Indices reflect no deduction for fees and expenses. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. On or about October 28, 2013, the Fund's investment strategies changed. The performance below is attributable to the Fund's performance before the strategy change. Updated performance for the Fund is available at http://globalam-us.ubs.com/corpweb/performance.do.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for other classes will vary from the Class Y shares' after-tax returns shown.

Total return UBS Global Sustainable Equity Fund Annual Total Returns of Class Y Shares

Total return January 1 - September 30, 2013: 11.36% Best quarter during calendar years shown—2Q 2009: 29.94% Worst quarter during calendar years shown—3Q 2011: (23.88)%
Average annual total returns (figures reflect sales charges) (for the periods ended December 31, 2012)
Average Annual Returns UBS Global Sustainable Equity Fund		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Inception Date
CLASS A		11.95%	(4.36%)	6.05%	Jun. 30, 1997
CLASS C	[1]	16.70%	(3.98%)	5.86%	Jan. 25, 2002
CLASS Y		18.80%	(3.04%)	6.89%	Aug. 31, 1993
After Taxes on Distributions CLASS Y		17.88%	(3.96%)	5.93%
After Taxes on Distributions and Sale of Fund Shares CLASS Y		12.72%	(2.81%)	5.87%
MSCI World Index (net)	[2]	15.83%	(1.18%)	7.51%
MSCI World Free ex USA Index (net)	[2]	16.41%	(3.43%)	8.60%
[1]	Prior to September 30, 2003, Class C shares were subject to a maximum front-end sales charge of 1.00%; this front-end sales charge is not reflected in the average annual total returns presented for the Class C shares shown above.
[2]	Effective October 28, 2013, the Fund's performance benchmark changed from the MSCI World Free ex USA Index (net) to the MSCI World Index (net) in connection with changes to the Fund's investment strategies effective on that date.